Income and other taxes - Reconciliation of effective tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Income before income taxes	$ 811,475	$ 470,885
Deduct earnings of associate	(72,001)	(75,995)
Income (loss) before income taxes after deduction of earnings of associate	$ 739,474	$ 394,890
Canadian statutory tax rate	27.00%	26.50%
Income tax expense calculated at Canadian statutory tax rate	$ (199,658)	$ (104,646)
Increase (decrease) in income tax expense resulting from:
Impact of income and losses taxed in foreign jurisdictions	15,754	30,223
Utilization of unrecognised loss carryforwards and temporary differences	31,325	20,468
Impact of tax rate changes in the U.S.	0	(36,567)
Impact of tax rate changes in other jurisdictions	35	734
Impact of foreign exchange	(173)	3,104
Other business taxes	(7,750)	(4,105)
Tax effect of recovery (expenses) that are not taxable (deductible) for tax purposes	7,015	(4,112)
Adjustments to prior years	278	(17)
Other	(317)	(870)
Tax expense (income), continuing operations	$ (153,491)	$ (95,788)